Property, Plant and Equipment	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Property, plant and equipment
4.	Property, plant and equipment

	Plant and machinery	Leasehold premises	Computer systems and office equipment	Renovation	Tester and tools	Motor vehicles	Total	Total
	RM	RM	RM	RM	RM	RM	RM	USD
Cost:
Balance at July 1, 2024	9,308,392	2,801,531	1,826,103	1,619,305	2,392,201	124,637	18,072,169	4,427,283
Additions	159,419	863,305	26,688	27,540	16,203	11,000	1,104,155	270,493
Write-off	(2,827,271)	(695,627)	(31,480)	(102,810)	(98,084)	-	(3,755,272)	(919,959)
Balance at June 30, 2025	6,640,540	2,969,209	1,821,311	1,544,035	2,310,320	135,637	15,421,052	3,777,817
Additions	708,251	2,557,158	40,696	4,850	-	-	3,310,955	811,111
Derecognised	-	(2,057,905)	-	-	-	-	(2,057,905)	(504,141)
Write-off	-	-	-	-	(980)	-	(980)	(240)
Disposal	(587,933)	-	-	-	(6,800)	-	(594,733)	(145,697)
Balance at June 30, 2026	6,760,858	3,468,462	1,862,007	1,548,885	2,302,540	135,637	16,078,389	3,938,850

Accumulated depreciation
Balance at July 1, 2024	6,812,295	1,766,542	1,761,471	1,312,310	2,047,152	76,708	13,776,478	3,374,933
Depreciation	485,495	469,835	36,806	81,151	140,517	10,637	1,224,441	299,961
Write-off	(2,827,267)	(347,813)	(31,467)	(102,808)	(98,069)	-	(3,407,424)	(834,744)
Balance at June 30, 2025	4,470,523	1,888,564	1,766,810	1,290,653	2,089,600	87,345	11,593,495	2,840,150
Depreciation	443,224	539,452	34,235	71,625	114,972	12,470	1,215,978	297,888
Derecognised	-	(2,057,905)	-	-	-	-	(2,057,905)	(504,141)
Write-off	-	-	-	-	(979)	-	(979)	(240)
Disposal	(316,603)	-	-	-	(2,380)	-	(318,983)	(78,144)
Balance at June 30, 2026	4,597,144	370,111	1,801,045	1,362,278	2,201,213	99,815	10,431,606	2,555,513

Carrying amount
Balance at June 30, 2025	2,170,017	1,080,645	54,501	253,382	220,720	48,292	3,827,557	937,667

Balance at June 30, 2026	2,163,714	3,098,351	60,962	186,607	101,327	35,822	5,646,783	1,383,337

Right-of-use assets acquired under leasing arrangements are presented together with the owned assets of the same class.